Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Schedule of Risk Assessment, Value-at-Risk and Scenario Analysis

Risk Factor	Asset/ Liability	VaR 1 day	VaR 10 days	VaR 60 days	COVID-19 Outbreak
Interest rates	Account receivables from credit card issuers	1,094	5,820	15,801	17,077
Credit spread on interest rates	Account receivables from credit card issuers	252	797	1,951	4,030
Foreign currency exchange	USD denominated assets/liabilities	24	75	183	177
Equity price (i)	Listed securities	32,749	103,562	253,676	259,050
(i)The Group holds positions on equity of Linx S.A. (B3: LINX3; NYSE: LINX). Despite the market movements on the price of this security, the market risk incurred by this position is mitigated since the business combination with the Company was approved on the Linx Extraordinary Shareholders meeting on November 17th, 2020 and the price the Company will pay to the current shareholders was determined. The transaction is conditioned to the approval by the Brazilian antitrust authority (CADE), but the Company does not expect any antitrust concerns.

The VaR figures are calculated based on historical data and are suited to estimate the potential financial loss incurred by the company using a level of confidence of 98% on normal market conditions.
The VaR figures are reliable only on normal market conditions, thereby underestimates the large market movements caused by turmoil events on financial markets. To address for this issue, the Group also calculates a stressed scenario, that simulates the effects of the last two weeks of March 2020, on which the COVID-19 outbreak impacted the global financial markets.
Non-derivative Financial Liabilities and net-settled derivative financial liabilities by Maturity (Details)	The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than one year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years

At December 31, 2020
Accounts payable to clients	9,172,353	—	—	—
Trade accounts payable	180,491	—	—	—
Loans and financing	1,197,522	460,318	29,511	41,301
Obligations to FIDC quota holders	2,065,493	1,334,787	1,213,563	—
Other liabilities	586,507	284,972	—	—

	Less than one year	Between 1 and 2 years	Between 2 and 5 years	Over 5 years

At December 31, 2019
Accounts payable to clients	6,500,071	—	—	—
Trade accounts payable	97,825	—	—	—
Loans and financing	2,947,811	29,762	20,643	37,078
Obligations to FIDC quota holders	2,090,894	1,620,000	—	—
Other liabilities	80,619	5,051	—	—

Schedule of Assets As Per Statement of Financial Position (Details)	Assets as per statement of financial position

	Amortized cost	FVPL	FVOCI	Total

At December 31, 2020
Short-term investments	—	7,149,889	978,169	8,128,058
Accounts receivable from card issuers	—	—	16,307,155	16,307,155
Trade accounts receivable	151,271	1,646,685	—	1,797,956
Derivative financial instruments	—	42,931	172	43,103
Receivables from related parties	7,200	—	—	7,200
Other assets (i)	895,216	—	—	895,216
	1,053,687	8,839,505	17,285,496	27,178,688
At December 31, 2019
Short-term investments	—	2,926,509	10,520	2,937,029
Accounts receivable from card issuers	—	—	14,066,814	14,066,814
Trade accounts receivable	124,756	124,661	—	249,417
Derivative financial instruments	—	14,062	—	14,062
Receivables from related parties	12,837	—	—	12,837
Other assets	151,030	—	—	151,030
	288,623	3,065,232	14,077,334	17,431,189
(i)    Included in Other assets there is an amount of R$ 714,907 (2019 – R$ 62,434) related to the banking solutions operation. This operation is subject to BACEN rules which determine that the entity must maintain amounts invested in public bonds or similar investments to cover amounts deposited by the customers.

Schedule of Liabilities As Per Statement Of Financial Position (Details)	Liabilities as per statement of financial position

	Amortized cost	FVPL	FVOCI	Total

At December 31, 2020
Accounts payable to clients	9,172,353	—	—	9,172,353
Trade accounts payable	180,491	—	—	180,491
Loans and financing	1,709,100	—	—	1,709,100
Obligations to FIDC quota holders	4,374,550	—	—	4,374,550
Derivative financial instruments	—	13,574	2,659	16,233
Other liabilities (ii)	602,318	269,162	—	871,480
	16,038,812	282,736	2,659	16,324,207
At December 31, 2019
Accounts payable to clients	6,500,071	—	—	6,500,071
Trade accounts payable	97,825	—	—	97,825
Loans and financing	3,035,294	—	—	3,035,294
Obligations to FIDC quota holders	3,710,894	—	—	3,710,894
Derivative financial instruments	—	1,354	—	1,354
Other liabilities	85,670	—		85,670
	13,429,754	1,354	—	13,431,108
(ii)    Included in Other liabilities there is an amount of R$ 576,139 (2019 – R$ 59,785) related to the banking solutions operation. The amount represents the deposits made by the customers subscribed to this solution.

Schedule of Class Between Book Value And Fair Value Of The Financial Instruments (Details)
The table below presents a comparison by class between book value and fair value of the financial instruments of the Group:

	2020			2019
	Book value	Fair value	Hierarchy level	Book value	Fair value	Hierarchy level
Financial assets
Short-term investments (1)	8,128,058	8,128,058	I /II	2,937,029	2,937,029	I /II
Accounts receivable from card issuers (2)	16,307,155	16,307,155	II	14,066,814	14,066,814	II
Trade accounts receivable (3) (4)	1,797,956	1,797,956	II / III	249,417	249,417	II
Derivative financial instruments (5)	43,103	43,103	II	14,062	14,062	II
Receivables from related parties (3)	7,200	7,200	II	12,837	12,837	II
Other assets (3)	895,216	895,216	II	151,030	151,030	II
	27,178,688	27,178,688		17,431,189	17,431,189
Financial liabilities
Accounts payable to clients (7)	9,172,353	9,004,825	II	6,500,071	6,380,302	II
Trade accounts payable (3)	180,491	180,491	II	97,825	97,825	II
Loans and financing (6)	1,709,100	1,697,588	II	3,035,294	3,041,500	II
Obligations to FIDC quota holders (6)	4,374,550	4,395,035	II	3,710,894	3,709,871	II
Derivative financial instruments (5)	16,233	16,233	II	1,354	1,354	II
Other liabilities (3) (8)	871,480	871,480	II/III	85,670	85,670	II
	16,324,207	16,165,652		13,431,108	13,316,522
(1)    Short-term investments are measured at fair value. Listed securities are classified as level I and unlisted securities classified as level II, for those the fair value is determined using valuation techniques, which employ the use of market observable inputs.
(2)    Accounts receivable from card issuers are measured at FVOCI as they are held to both, collect contractual cash flows and be sold. Fair value is estimated by discounting future cash flows using market rates for similar items.
(3)    The carrying values of trade accounts receivable (except Loans designated at FVPL, detailed in item (4)), receivables from related parties, other assets, trade accounts payable and other liabilities are measured at amortized cost, less the provision for impairment and adjustment to present value, when applicable. The carrying values are assumed to approximate their fair values, taking into consideration the realization of these balances, and settlement terms do not exceed 60 days. These amounts are classified as level II in the hierarchy level.
(4)    Included in Trade accounts receivable there are Loans designated at FVPL with an amount of R$ 1,646,685, which are measured at fair value through profit or loss and are valued using valuation techniques, which employ the use of market unobservable inputs, and therefore is classified as level III in the hierarchy level.

At December 31, 2019	124,661
Additions	2,496,846
Settlements	(987,283)
Fair value recognised in the statement of profit or loss as Financial income	12,461
At December 31, 2020	1,646,685
The significant unobservable inputs used in the fair value measurement of Loans designated at FVPL categorized within Level III of the fair value hierarchy, are based on expected loss rate and the discount rate used to evaluate the asset.
The group has performed sensitivity analysis considering an increase of 500 basis points in discount rate and an increase of 15% in expected loss rate. The result was a decrease of Loans designated at FVPL in the total amount of R$ 19,140.
(5)    The Group enters derivative financial instruments with financial institutions with investment grade credit ratings. Non-deliverable forward contracts are valued using valuation techniques, which employ the use of market observable inputs. Cash flow hedge instruments are classified as FVOCI (Note 27 (iv)).
(6)    Loans and financing, and obligations to FIDC quota holders are measured at amortized cost. Fair values are estimated by discounting future contractual cash flows at the interest rates available in the market that are available to the Group for similar financial instruments.
(7)    Accounts payable to clients are measured at amortized cost. Fair values are estimated by discounting future contractual cash flows at the average of interest rates applicable in prepayment business.
(8)    There are contingent considerations included in other liabilities arising on business combinations that are measured at FVPL. Fair values are estimated in accordance with pre-determined formulas explicit in the contracts with selling shareholders (more details in Note 5). The amount as of December 31, 2020 is R$ 269,162 and is classified as level III in the hierarchy level. The movement of the contingent consideration is summarized as follows:

At December 31, 2019	—
Initial recognition originated from business combination	261,244
Recognised in the statement of profit or loss as Financial expenses, net	7,918
At December 31, 2020	269,162
The significant unobservable inputs used in the fair value measurement of contingent consideration categorized within Level III of the fair value hierarchy are based on projections of revenue, net debt, number of clients, net margin and the discount rates used to evaluate the liability.
The group has performed sensitivity analysis considering an increase of 5% and a decrease of 10% in projections of revenue, net debt, number of clients and an increase and decrease of 200 basis points in discount rates. The result was an increase of contingent consideration in the total amount of R$ 10,756 considering increase in unobservable inputs and a decrease of contingent consideration in the total amount of R$ 42,015 considering decrease in unobservable inputs.
For disclosure purposes, the fair value of financial liabilities is estimated by discounting future contractual cash flows at the interest rates available in the market that are available to the Group for similar financial instruments. The effective interest rates at the balance sheet dates are usual market rates and their fair value does not significantly differ from the balances in the accounting records.
For the years ended December 31, 2020 and 2019, there were no transfers between Level I and Level II fair value measurements and between Level II and Level III fair value measurements.

Schedule of Details of Operations and Position of Asset, Liability and Equity	The details of the operations and position of asset, liability and equity as of December 31, 2020 are summarized as follows:

Settled transactions
Counterparty	Notional in US$ (a)	Contracted exchange rate (R$ per US$ 1.00)	Notional in R$ (a)	Trade date	Due date	Fair value as of December 31, 2020 – Asset / (Liability)	Effective portion – Gain / (Loss) (b)	Ineffective portion – Revenue / (Expense) (c)

Banco BTG Pactual S.A.	2,863	5.84	16,719	15-May-20	01-Jun-20	—	(1,065)	(120)
Banco BTG Pactual S.A.	2,553	5.85	14,922	15-May-20	01-Jul-20	—	(898)	(45)
Banco BTG Pactual S.A.	2,473	5.85	14,477	15-May-20	03-Aug-20	—	(1,317)	(645)
Banco BTG Pactual S.A.	3,139	5.86	18,389	15-May-20	01-Sep-20	—	(388)	(960)
Banco Safra S.A.	3,820	5.87	22,425	15-May-20	01-Oct-20	—	(517)	(362)
Banco Safra S.A.	4,240	5.87	24,911	15-May-20	03-Nov-20	—	(671)	234
Banco BTG Pactual S.A.	3,187	5.32	16,965	02-Jun-20	01-Dec-20	—	477	(452)
Banco BTG Pactual S.A.	1,070	5.40	5,778	07-Jul-20	01-Dec-20	—	173	(244)
Banco BTG Pactual S.A.	(1,400)	5.30	(7,414)	05-Aug-20	01-Oct-20	—	—	(483)
Banco Safra S.A.	(800)	5.30	(4,242)	05-Aug-20	03-Nov-20	—	—	(375)
Banco Safra S.A.	(1,100)	5.30	(5,831)	05-Aug-20	01-Dec-20	—	—	(34)
Banco Votorantim S.A.	(2,420)	5.60	(13,550)	21-Aug-20	01-Oct-20	—	—	(100)
Banco BTG Pactual S.A.	(3,440)	5.61	(19,296)	21-Aug-20	03-Nov-20	—	—	(559)
Banco Safra S.A.	(3,160)	5.61	(17,743)	21-Aug-20	01-Dec-20	—	—	895
						—	(4,206)	(3,250)
(a)    Negative amounts represents either (i) hedge transactions designated due to reduction in the estimates of future purchases of Pin Pads & POS or (ii) early settlement of purchases forecasted - on August 21, 2020, the Company anticipated payments for the providers of Pin Pads & POS, and due to that, had no more exposure to foreign exchange. Therefore, the Company designated hedge operations to eliminate the exchange variation of the original hedges.
(b)    Initially recognized in equity, in “Other comprehensive income”, but subsequently (when settled) reclassified to “Property and equipment”, in the statement of financial position. In accordance with IFRS 9, the amount that has been accumulated in the cash flow hedge reserve shall be directly included in the carrying amount of the related asset if the hedged forecast transaction results in the recognition of a non-financial asset.
(c)    Recognized in the statement of profit or loss, in “Financial expenses, net”. The ineffectiveness is due to (i) a smaller volume of purchases of Pin Pads & POS than the hedged volume, (ii) a commercial discount in the purchase moment, (iii) hedge transactions designated due to reduction in the estimates of future purchases of Pin Pads & POS and (iv) anticipated payments for the providers of Pin Pads & POS.

Unsettled transactions
Counterparty	Notional in US$ (d)	Contracted exchange rate (R$ per US$ 1.00)	Notional in R$ (d)	Trade date	Due date	Fair value as of December 31, 2020 – Asset / (Liability)	Effective portion – Gain / (Loss) (e)	Ineffective portion – Revenue / (Expense) (f)

Asset
Banco BTG Pactual S.A.	(1,100)	5.31	(5,837)	05-Aug-20	04-Jan-21	121	—	121
Banco Safra S.A.	(600)	5.26	(3,158)	17-Sep-20	04-Jan-21	39	—	39
Banco Votorantim S.A.	(150)	5.26	(790)	17-Sep-20	01-Feb-21	12	—	12
						172	—	172
Liability
Banco BTG Pactual S.A.	3,951	5.40	21,340	07-Jul-20	04-Jan-21	(806)	(459)	(347)
Banco Safra S.A.	2,900	5.33	15,450	05-Aug-20	01-Feb-21	(418)	(397)	(21)
Banco Votorantim S.A.	1,900	5.27	10,020	17-Sep-20	01-Mar-21	(165)	(165)	—
Banco Votorantim S.A.	2,900	5.63	16,333	21-Oct-20	01-Apr-21	(1,270)	(1,270)	—
						(2,659)	(2,291)	(368)
Net amount						(2,487)	(2,291)	(196)
(d)    Negative amounts represent hedge transactions designated due to reduction in the estimates of future purchases of Pin Pads & POS.
(e)    Recognized in equity, in “Other comprehensive income”, net of tax. The table presents gross amounts. The amount net of tax, presented in the statement of other comprehensive income, is R$(1,512).
(f)    Recognized in the statement of profit or loss, in “Financial expenses, net”. The ineffectiveness is due to a reduction in the estimates of future purchases of Pin Pads & POS.

Schedule of Adjusted Net Cash (Details)
The Group’s strategy is to keep a positive adjusted net cash. The adjusted net cash as of December 31, 2020 and 2019 was as follows:

	2020	2019

Cash and cash equivalents	2,446,990	968,342
Short-term investments	8,128,058	2,937,029
Accounts receivable from card issuers	16,307,155	14,066,814
Loans designated at FVPL	1,646,685	124,661
Derivative financial instruments (a)	24,992	12,348
Adjusted cash	28,553,880	18,109,194

Accounts payable to clients	(9,172,353)	(6,500,071)
Loans and financing (b)	(1,534,239)	(2,912,033)
Obligations to FIDC quota holders	(4,374,550)	(3,710,894)
Derivative financial instruments	(16,233)	(1,354)
Adjusted debt	(15,097,375)	(13,124,352)
Adjusted net cash	13,456,505	4,984,842
(a)    Refers to economic hedge of cash and cash equivalents and short-term investments denominated in U.S. dollars;
(b)    Loans and financing were reduced by the effects of leases liabilities recognized under IFRS 16.
Although capital is managed considering the consolidated position, the subsidiaries Stone and MNLT maintain a minimum equity, within the working capital requirements for Accrediting Payment Institutions under the Brazilian Central Bank (“BACEN”) regulations, corresponding to at least 2% of the monthly average of the payment transactions in past 12 months. The subsidiary Stone SCD also maintains a minimum equity required by BACEN for companies that offer credit by its own capital.